BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2021
Disclosure Of Basis Of Preparation Of Financial Statements [Abstract]
Basis of Preparation	BASIS OF PREPARATION
The Consolidated Financial Statements of Shell plc (formerly Royal Dutch Shell plc) (the “Company”) and its subsidiaries (collectively referred to as “Shell”) have been prepared in accordance with international accounting standards in conformity with the requirements of the UK Companies Act 2006 (the “Act”), and therefore in accordance with UK-adopted international accounting standards. As applied to Shell, there are no material differences from International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB); therefore, the Consolidated Financial Statements have been prepared in accordance with IFRS as issued by the IASB.
As described in the accounting policies in Note 2, the Consolidated Financial Statements have been prepared under the historical cost convention except for certain items measured at fair value. Those accounting policies have been applied consistently in all periods.
The Consolidated Financial Statements were approved and authorised for issue by the Board of Directors on March 9, 2022.
Simplification of share structure
On December 10, 2021, the shareholders of the Company supported the resolution to amend Shell’s Articles of Association to enable the simplification of the Company. The simplification entailed the assimilation of the Company's shares into a single line, the alignment of the Company’s tax residence with its country of incorporation in the UK and granting the Board the power to change the Company’s name. On December 20, 2021, the Board decided to proceed with the proposal.